AMOUNT DUE TO RELATED PARTIES (Details Narrative) - USD ($)		1 Months Ended
	Mar. 02, 2020	Jan. 21, 2020	Mar. 31, 2020	Dec. 31, 2019
Amount due to related parties			$ 416,515	$ 1,754,515
Repayment of related party loan	$ 710,000	$ 650,000
Related party loan			140,000	1,500,000
Related party payable			276,515	$ 254,515
Che Kean Tat [Member]
Related party payable			10,000
Mr. Dai [Member]
Related party loan			140,000
Subsequent Event [Member] | Shareholders [Member]
Related party payable			42,000
Director [Member]
Related party loan			140,000
Related party payable			276,515
Dai Zheng [Member]
Related party payable			$ 224,515